Taxes (Details) - Schedule of Income Tax Expense - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Expense [Abstract]
Provisions for current income tax	$ 1,000	$ 796
Provisions for deferred income tax
Total	$ 1,000	$ 796